Offsets	Nov. 08, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Shopify Inc.
Form or Filing Type	F-10
File Number	333-267353
Initial Filing Date	Sep. 09, 2022
Fee Offset Claimed	$ 1,091,000.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,000,000,000.00
Offset Note	As the total filing fee required for this Registration Statement is US$1,531,000, taking into consideration the total available offset of US$1,091,000 (US$504,896.04 of available registration fees from the 2020 Registration Statement and US$586,103.96 of available registration fees from the 2021 Registration Statement), the Registrant has transmitted US$440,000 otherwise due for this Registration Statement. Estimated solely for the purpose of calculating the amount of registration fees and fee offsets pursuant to Rule 457(o) and Rule 457(p), respectively, under the Securities Act. A registration fee of US$927,000 was previously paid with respect to the US$10,000,000,000 securities registered under the 2022 Registration Statement. The Registrant used US$927,000 of the US$1,091,00 available registration fee offsets from the 2021 Registration Statement. The 2022 Registration Statement remains unutilized and US$1,091,000 of registration fees remain available for future offsets pursuant to Rule 457(p) under the Securities Act. A registration fee of US$1,091,000 was previously paid with respect to the US$10,000,000,000 of securities registered under the 2021 Registration Statement. The Registrant used US$504,896.04 of available registration fee offsets from the 2020 Registration Statement and paid US$586,103.96 as a contemporaneous fee payment for the remainder of the fee. US$1,091,000 of the registration fees used for the 2021 Registration Statement remained unutilized and available for future offsets pursuant to Rule 457(p) under the Securities Act. A registration fee of US$973,500 was previously paid with respect to the US$7,500,000,000 of securities registered under the Registrant's registration statement on Form F-10 filed on July 28, 2020 (No. 333-240142) (the "2020 Registration Statement"). The Registrant used US$300,868 of available registration fee offsets and paid US$672,632 as a contemporaneous fee payment for the remainder of the fee. US$504,896.04 of the registration fees used for the 2020 Registration Statement remained unutilized and available for future offsets pursuant to Rule 457(p) under the Securities Act.
Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under the 2022 Registration Statement, 2021 Registration Statement and 2020 Registration Statement (as defined below).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Shopify Inc.
Form or Filing Type	F-10
File Number	333-267353
Filing Date	Sep. 09, 2022
Fee Paid with Fee Offset Source	$ 0.00
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Shopify Inc.
Form or Filing Type	F-10
File Number	333-258189
Filing Date	Jul. 27, 2021
Fee Paid with Fee Offset Source	$ 586,103.96
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Shopify Inc.
Form or Filing Type	F-10
File Number	333-240142
Filing Date	Jul. 28, 2020
Fee Paid with Fee Offset Source	$ 504,896.04